Average Annual Total Returns - FidelityMagellanFund-KPRO - FidelityMagellanFund-KPRO - Fidelity Magellan Fund	May 30, 2023
Fidelity Magellan Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(27.08%)
Past 5 years	8.08%
Past 10 years	12.23%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%